Cost of services - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Cost Of Sales [Abstract]
Number of employees	6,300	6,100	6,100
Depreciation for brazil concession assets	$ 19,742,000	$ 24,780,000	$ 29,816,000
Cost Of Services, Amortisation Of Leases	$ 2,756,000